Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accounts payable	$ 14,156,541	$ 13,567,262
Accrued liabilities	240,462	77,078
Payroll, withholding and sales tax liabilities	410,862	420,679
Total	$ 14,807,865	$ 14,065,019